Related party disclosures - Working Capital Loans (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 09, 2023	May 24, 2022	May 06, 2022	Dec. 31, 2023	Dec. 31, 2024	Jun. 16, 2023	Apr. 14, 2023	Dec. 31, 2022
Related party disclosures
Amount borrowed				$ 501,657
Outstanding amount				448,875	$ 403,191			$ 786
Number of shares purchased for each warrant						1
Exercise price of warrants					$ 0.0001
Fair value of compound embedded derivative				98,527	$ 79,244			$ 7,443
Ordinary shares, Par value (in dollars per share)							$ 0.0001
Working Capital Loans
Related party disclosures
Maximum amount of loans convertible into warrants					$ 1,500
Conversion price per warrant (in dollars per share)					$ 1.5
Outstanding amount				0	$ 0
2022 Sponsor Convertible Note
Related party disclosures
Amount borrowed			$ 1,200
Interest on borrowings				0	0
Maximum amount available			1,200
Maximum amount of loans convertible into warrants			$ 1,200
Conversion price per warrant (in dollars per share)			$ 1.5
Number of shares purchased for each warrant			1
Exercise price of warrants			$ 11.5
Outstanding loan balance converted		$ 1,200
Private Placement Warrants issued upon conversion		800,000
Fair value of compound embedded derivative			$ 8
2023 Sponsor Convertible Note
Related party disclosures
Amount borrowed	$ 300
Conversion price per warrant (in dollars per share)	$ 1.5
Outstanding amount				$ 0	$ 0
Outstanding loan balance converted	$ 300
Private Placement Warrants issued upon conversion	200,000
Maximum amount of warrants into which the outstanding amount is convertible	$ 300
2023 Sponsor Convertible Note | Class A ordinary shares
Related party disclosures
Exercise price of warrants	$ 11.5
Private Placement Warrants issued upon conversion	1
Ordinary shares, Par value (in dollars per share)	$ 0.0001